Annual Total Returns - iShares Short-Term TIPS Bond Index Fund (Class K) [BarChart] - Class K - iShares Short-Term TIPS Bond Index Fund - Class K	Apr. 30, 2021
Bar Chart Table:
Annual Return 2017	0.89%
Annual Return 2018	0.60%
Annual Return 2019	4.72%
Annual Return 2020	4.87%